                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                    ON THE FORM 13F FILED ON AUGUST 17, 1999
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                             CONFIDENTIAL TREATMENT
                             EXPIRED ON MAY 15, 2000

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 1999
                                                 -------------

Check here if Amendment [X ]; Amendment Number:  3
                                               ---
     This Amendment (Check only one.):      [  ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 220
             Baltimore, Maryland  21208

Form 13F File Number:  28- 4120
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

   /s/ Mark D. Lerner         Baltimore, Maryland          May 15, 2000
-------------------------     -------------------          ------------
     [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                          -----------

Form 13F Information Table Entry Total:    4
                                          -----------

Form 13F Information Table Value Total:    $48,053
                                          -----------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None



                                            FORM 13F INFORMATION TABLE

  COLUMN 1        COLUMN 2     COLUMN 3 COLUMN 4    COLUMN 5           COLUMN 6    COLUMN 7         COLUMN 8
--------------  -------------- -------- --------  -----------------   ----------   --------   ---------------------
                                        VALUE    SHRS OR  SH/ PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS   CUSIP  (x$1000)  PRN AMT  PRN CALL   DISCRETION   MANAGERS   SOLE   SHARED    NONE
--------------  -------------- -------- --------  -------  --- ----   ----------   --------   ----   ------    ----

-------------------------------------------------------------------------------------------------------------------

Alza Corporation   Common      022615108 21,159    415,900  SH          SOLE                  SOLE
-------------------------------------------------------------------------------------------------------------------
First Security     Common      336294103  5,175    189,900  SH          SOLE                  SOLE
-------------------------------------------------------------------------------------------------------------------
Jones Intercable   Common      480206200  5,586    114,000  SH          SOLE                  SOLE
-------------------------------------------------------------------------------------------------------------------
Omnipoint          Common      68212D102 16,133    557,500  SH          SOLE                  SOLE
-------------------------------------------------------------------------------------------------------------------
